INCOME TAXES (Details 4) (USD $)	12 Months Ended				0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 PRC	Aug. 03, 2011 PRC Group's subsidiary located in the PRC	Dec. 31, 2013 PRC Group's subsidiary located in the PRC	Dec. 31, 2013 PRC VIEs and VIEs Subsidiaries located in the PRC
Income taxes
Tax rate (as a percent)	25.00%	25.00%	25.00%		25.00%
Withholding tax rate on dividends distributed to non-resident entities (as a percent)				10.00%
Aggregate undistributed earnings						$ 52,526,691	$ 53,110,080
Provision for Chinese dividend withholding taxes				$ 0